Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (1,736)	$ (1,373)
Other comprehensive income (loss), before reclassifications	(117)	25
Amounts reclassified from other comprehensive income (loss)	83	(5)
Other comprehensive (loss) income, net of tax	(34)	20
Ending balance	(1,770)	(1,353)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(117)	49
Other comprehensive income (loss), before reclassifications	(100)	(26)
Amounts reclassified from other comprehensive income (loss)	61	(16)
Other comprehensive (loss) income, net of tax	(39)	(42)
Ending balance	(156)	7
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,105)	(826)
Other comprehensive income (loss), before reclassifications	16
Amounts reclassified from other comprehensive income (loss)	22	11
Other comprehensive (loss) income, net of tax	38	11
Ending balance	(1,067)	(815)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(448)	(574)
Other comprehensive income (loss), before reclassifications	(5)	55
Amounts reclassified from other comprehensive income (loss)	0
Other comprehensive (loss) income, net of tax	(5)	55
Ending balance	(453)	(519)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(66)	(22)
Other comprehensive income (loss), before reclassifications	(28)	(4)
Amounts reclassified from other comprehensive income (loss)	0
Other comprehensive (loss) income, net of tax	(28)	(4)
Ending balance	$ (94)	$ (26)